Subsequent Events -- SFC's Offering of Senior Notes, April 11, 2016 (Details) - Subsequent Event - Springleaf Finance Corporation - USD ($)	Dec. 15, 2016	Apr. 11, 2016
Senior Note 8.25%, due 2020 | Guaranty Agreements
Subsequent Event [Line Items]
Face amount of each issuance of debt		$ 1,000,000,000.0
Interest rates (as a percent)		8.25%
Beneficial Owners of Debt | Senior Notes due 2017 | Senior Notes due 2017
Subsequent Event [Line Items]
Debt repurchase amount		$ 600,000,000
Scenario, Forecast | Senior Note 8.25%, due 2020 | Guaranty Agreements
Subsequent Event [Line Items]
Interest rates (as a percent)	8.25%